SUBSEQUENT EVENT (Details Narrative)	May 05, 2025 USD ($) $ / shares shares	May 05, 2025 CAD ($) shares	Nov. 19, 2024 USD ($)	Aug. 21, 2024 USD ($)	Apr. 29, 2024 USD ($)	Feb. 26, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares			$ 5,272,234	$ 2,720,050	$ 4,882,168	$ 4,877,475
Nonadjusting Events [Member]
IfrsStatementLineItems [Line Items]
Estimated costs		$ 581,000
Single Institutional Investor [member] | Nonadjusting Events [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	1,715,000	1,715,000
Weighted average share price | $ / shares	$ 2.10
Proceeds from issue of ordinary shares	$ 3,600,000